Share-Based Compensation - Additional Information (Details)		1 Months Ended			12 Months Ended
	Jan. 01, 2018 shares	Aug. 31, 2017 Employee Director £ / shares shares	Jul. 31, 2017 Employee $ / shares shares	Jun. 30, 2017	Dec. 31, 2017 USD ($) Class $ / shares shares	Dec. 31, 2016 USD ($) Class shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2017 £ / shares	Sep. 30, 2017 shares	Sep. 12, 2017 £ / shares	Dec. 31, 2016 £ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Repurchase of deferred shares, price per share | £ / shares								£ 0.01
Weighted average grant-date fair value of share options granted | $ / shares					$ 11.56
Share compensation expense | $					$ 1,373,000	$ 208,000	$ 112,000
Impact of modification to vesting commencement dates on share-based compensation expense | $					$ 500,000
Ordinary shares, issued					28,904,714	12,545,314	8,693,625
Ordinary shares, nominal value | £ / shares								£ 0.01		£ 0.01	£ 0.01
Class C Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted shares granted							12,000
Ordinary shares, issued						368,821	368,821
Class D Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted shares granted							133,000
Vesting commencement date				May 01, 2015
Ordinary shares, issued						199,560	199,560
Class E Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of classes of ordinary shares | Class					4	4
Class E1 Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted shares granted					94,000	212,000
Ordinary shares, issued						209,064
Class E2 Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted shares granted					27,000	124,000
Vesting commencement date				Jun. 06, 2017
Ordinary shares, issued						123,279
Class E3 Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted shares granted					55,000	90,000
Vesting commencement date				Apr. 04, 2017
Ordinary shares, issued						90,155
Class E4 Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted shares granted					27,000	90,000
Vesting commencement date				Jun. 06, 2017
Ordinary shares, issued						90,155
Class F Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted shares granted					405,000
Ordinary shares, issued		369,000
2017 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options, Granted					191,275	0	0
Unvested Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation, award vesting period					4 years
Share-based compensation arrangement award vesting rights description					the balance vesting periodically over the remaining three years
Share-based compensation award remaining vesting period					3 years
Restricted shares granted					665,910	515,778	144,549
Unrecognized compensation cost related to unvested restricted shares outstanding | $					$ 5,000,000	$ 1,700,000	$ 391,000
Weighted-average period of cost expected to be recognized					3 years 3 months 18 days	4 years 4 months 24 days	4 years
Unvested Restricted Shares | Share-Based Compensation Award, Tranche One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation percentage of award vesting rights					25.00%
Performance Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation, award vesting period					4 years
Share-based compensation arrangement award vesting rights description					the balance vesting periodically over the remaining three years
Share-based compensation award remaining vesting period					3 years
Performance Awards | Share-Based Compensation Award, Tranche One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation percentage of award vesting rights					25.00%
Two Thousand Fifteen Performance Based Restricted Employee Incentive Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share compensation expense | $					$ 8,000	$ 13,000	$ 11,000
Two Thousand Sixteen Performance Based Restricted Employee Incentive Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share compensation expense | $					242,000	$ 106,000
2017 Performance and Service Based Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share compensation expense | $					$ 58,000
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted shares granted					58,000
Employees and Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted shares granted					666,000	516,000	145,000
Employee | Class F Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, issued		309,000	36,000
Number of employees | Employee		5	2
Ordinary shares, nominal value | (per share)		£ 0.00001	$ 0.00001
Chief Executive Officer | Class F Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, issued		133,000
Chief Development Officer | Class F Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, issued		130,000
Chief Scientific Officer | Class F Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, issued		22,000
Chief Financial Officer | Class F Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, issued		21,000
Board of Directors | Class F Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, issued		60,000
Ordinary shares, nominal value | £ / shares		£ 0.00001
Number of members of board of directors | Director		3
2017 Equity Incentive Plan | Subsequent Event
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of ordinary shares added under share-based compensation plan	1,156,188
2017 Equity Incentive Plan | Employees and Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of ordinary shares authorized under share-based compensation plan									1,500,000